Angel Oak High Yield Opportunities Fund
Schedule of Investments
October 31, 2022 (Unaudited)
	Principal
Corporate Obligations ― 72.95%	Amount	Value
Basic Materials ― 8.15%
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	$400,000	$373,130
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)	500,000	471,083
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(b)(c)	940,000	890,650
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	1,000,000	906,370
Hecla Mining Co., 7.250%, 2/15/2028	500,000	475,040
Mativ, Inc., 6.875%, 10/1/2026 (a)	500,000	458,886
Mercer International, Inc., 5.125%, 2/1/2029	750,000	623,108
Sylvamo Corp., 7.000%, 9/1/2029 (a)	1,000,000	930,810
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	500,000	416,800
		5,545,877
Communications ― 8.28%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	458,165
Cars.com, Inc., 6.375%, 11/1/2028 (a)	500,000	433,980
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	500,000	412,650
CSC Holdings LLC, 5.500%, 4/15/2027 (a)	500,000	469,947
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (a)	542,000	459,341
DIRECTV Holdings LLC / DIRECTV Financing Co. Inc., 5.875%, 8/15/2027 (a)	1,000,000	902,480
Entercom Media Corp., 6.500%, 5/1/2027 (a)	100,000	29,648
Entercom Media Corp., 6.750%, 3/31/2029 (a)	200,000	57,180
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	1,000,000	803,890
Lamar Media Corp., 4.875%, 1/15/2029	250,000	227,864
Nexstar Broadcasting, Inc., 5.625%, 7/15/2027 (a)	250,000	237,884
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (a)	250,000	226,267
Terrier Media Buyer, Inc., 8.875%, 12/15/2027 (a)	250,000	212,544
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	300,000	283,804
Univision Communications, Inc., 6.625%, 6/1/2027 (a)	250,000	247,385
Urban One, Inc., 7.375%, 2/1/2028 (a)	200,000	175,248
		5,638,277
Consumer, Cyclical ― 12.41%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (a)	500,000	477,936
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,000,000	814,087
Aramark Services, Inc., 6.375%, 5/1/2025 (a)	500,000	495,945
Arrow Bidco LLC, 9.500%, 3/15/2024 (a)	750,000	754,620
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (a)	250,000	228,500
Carnival Corp., 6.000%, 5/1/2029 (a)	350,000	232,726
Clarios Global LP, 6.750%, 5/15/2025 (a)	226,000	226,680
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (a)	500,000	465,344
FirstCash, Inc., 4.625%, 9/1/2028 (a)	500,000	434,423
Ford Motor Co., 6.100%, 8/19/2032	1,000,000	919,600
Ford Motor Credit Co. LLC, 3.625%, 6/17/2031	100,000	77,980
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	500,000	434,885
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)	500,000	465,770
Installed Building Products, Inc., 5.750%, 2/1/2028 (a)	100,000	88,505
Lithia Motors, Inc., 4.625%, 12/15/2027 (a)	250,000	222,825
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	500,000	433,923
New Red Finance, Inc., 4.375%, 1/15/2028 (a)	250,000	220,883
Party City Holdings, Inc., 8.750%, 2/15/2026 (a)	250,000	158,571
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	300,000	304,980
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	100,000	84,299
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	250,000	245,832
Univar Solutions USA, Inc., 5.125%, 12/1/2027 (a)	250,000	231,838
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	500,000	424,950
		8,445,102
Consumer, Non-cyclical ― 7.05%
CPI CG, Inc., 8.625%, 3/15/2026 (a)	234,000	222,354
Korn Ferry, 4.625%, 12/15/2027 (a)	250,000	227,770
Mozart Debt Merger Sub, Inc., 5.250%, 10/1/2029 (a)	500,000	390,245
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)	100,000	87,893
Performance Food Group, Inc., 4.250%, 8/1/2029 (a)	500,000	424,775
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (a)	250,000	218,057
Primo Water Holdings, Inc., 4.375%, 4/30/2029 (a)	500,000	424,280
Rent-A-Center, Inc., 6.375%, 2/15/2029 (a)	500,000	390,250
Select Medical Corp., 6.250%, 8/15/2026 (a)	500,000	475,053
ServiceMaster Co. LLC, 7.450%, 8/15/2027	500,000	558,140
Simmons Foods, Inc., 4.625%, 3/1/2029 (a)	250,000	209,199
Sotheby's, 7.375%, 10/15/2027 (a)	300,000	293,016
Sotheby's/Bidfair Holdings, Inc., 5.875%, 6/1/2029 (a)	500,000	418,643
TreeHouse Foods, Inc., 4.000%, 9/1/2028	250,000	211,260
US Foods, Inc., 6.250%, 4/15/2025 (a)	250,000	249,143
		4,800,078
Energy ― 19.61%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (a)	1,250,000	1,180,450
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (a)	700,000	667,646
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/2028 (a)	250,000	212,240
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.125%, 1/15/2027 (a)	600,000	569,278
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	500,000	494,335
Comstock Resources, Inc., 6.750%, 3/1/2029 (a)	100,000	96,213
Comstock Resources, Inc., 5.875%, 1/15/2030 (a)	100,000	90,496
CrownRock LP / CrownRock Finance, Inc., 5.000%, 5/1/2029 (a)	250,000	227,464
DCP Midstream LP, 7.375% (3 Month LIBOR USD + 5.148%), 6/15/2023 (d)	500,000	493,778
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (a)	250,000	235,475
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	750,000	721,226
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 2/1/2029 (a)	900,000	825,547
Kinetik Holdings LP, 5.875%, 6/15/2030 (a)	250,000	235,490
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	250,000	246,309
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	500,000	485,248
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028	500,000	455,278
PBF Logistics LP / PBF Logistics Finance Corp., 6.875%, 5/15/2023	250,000	250,421
Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025 (a)	1,500,000	1,267,080
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	500,000	410,755
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (a)	500,000	506,115
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.000%, 12/31/2030 (a)	500,000	453,880
Transocean, Inc., 11.500%, 1/30/2027 (a)	113,000	113,682
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	718,054
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	213,754
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/2033 (a)	250,000	201,106
Warrior Met Coal, Inc., 7.875%, 12/1/2028 (a)	2,000,000	1,974,663
		13,345,983
Financial ― 10.73%
Coinbase Global, Inc., 3.375%, 10/1/2028 (a)	600,000	393,992
Credit Acceptance Corp., 6.625%, 3/15/2026	500,000	473,070
Enact Holdings, Inc., 6.500%, 8/15/2025 (a)	500,000	493,705
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	500,000	395,780
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.250% PIK, 9/15/2024 (a)	433,620	349,145
goeasy Ltd., 4.375%, 5/1/2026 (a)	500,000	429,557
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	750,000	614,535
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	400,000	224,048
LPL Holdings, Inc., 4.625%, 11/15/2027 (a)	500,000	461,238
MPT Operating Partnership LP / MPT Finance Corp., 3.500%, 3/15/2031	500,000	345,167
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	650,000	579,797
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	250,000	250,099
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	250,000	188,549
PRA Group, Inc., 7.375%, 9/1/2025 (a)	250,000	239,821
PRA Group, Inc., 5.000%, 10/1/2029 (a)	500,000	401,735
Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 4/15/2030 (a)	500,000	345,060
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	500,000	494,317
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	100,000	98,624
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	500,000	380,993
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 2/15/2029 (a)	200,000	143,295
		7,302,527
Industrial ― 6.72%
Bombardier, Inc., 7.500%, 12/1/2024 (a)	160,000	159,415
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	250,000	227,975
Builders FirstSource, Inc., 5.000%, 3/1/2030 (a)	250,000	217,171
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (a)	500,000	447,163
Cloud Crane LLC, 10.125%, 8/1/2024 (a)	220,000	212,050
Covanta Holding Corp., 5.000%, 9/1/2030	250,000	208,750
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (a)	250,000	254,955
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	100,000	79,221
II-VI, Inc., 5.000%, 12/15/2029 (a)	500,000	430,150
Matthews International Corp., 5.250%, 12/1/2025 (a)	250,000	230,156
MIWD Holdco LLC / MIWD Finance Corp., 5.500%, 2/1/2030 (a)	100,000	76,845
Moog, Inc., 4.250%, 12/15/2027 (a)	250,000	222,899
Mueller Water Products, Inc., 4.000%, 6/15/2029 (a)	300,000	260,568
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029 (a)	200,000	175,746
Seaspan Corp., 5.500%, 8/1/2029 (a)	500,000	386,369
Sensata Technologies BV, 5.875%, 9/1/2030 (a)	250,000	237,871
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (a)	100,000	97,390
SRM Escrow Issuer LLC, 6.000%, 11/1/2028 (a)	250,000	213,191
Vertiv Group Corp., 4.125%, 11/15/2028 (a)	500,000	436,153
		4,574,038
TOTAL CORPORATE OBLIGATIONS (Cost ― $55,812,493)		$49,651,882

Exchange Traded Funds ― 10.99%	Shares
iShares Broad USD High Yield Corporate Bond ETF	102,000	3,517,980
iShares iBoxx High Yield Corporate Bond ETF	27,000	1,982,610
SPDR Bloomberg Barclays High Yield Bond ETF	22,000	1,981,100
TOTAL EXCHANGE TRADED FUNDS (Cost ― $7,463,206)		$7,481,690

Short-Term Investments ― 15.38%
Money Market Funds ― 15.38%
First American Government Obligations Fund, Class U, 2.941% (e)	10,465,381	10,465,381
TOTAL SHORT-TERM INVESTMENTS (Cost ― $10,465,381)		$10,465,381
TOTAL INVESTMENTS ― 99.32% (Cost ― $73,741,080)		$67,598,953
Other Assets in Excess of Liabilities ― 0.68%		460,712
NET ASSETS ― 100.00%		$68,059,665

LIBOR:	London Inter-Bank Offered Rate
PIK:	Payment-In-Kind

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2022, the value of these securities amounted to $40,854,350 or 60.03% of net assets.

(b)	Illiquid security. At October 31, 2022, the value of these securities amounted to $890,650 or 1.31% of net assets.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2022, the value of securities pledged amounted to $890,650 or 1.31% of net assets.

(d)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2022.

(e)	Rate disclosed is the seven day yield as of October 31, 2022.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of the Valuation Designee the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$-	$49,651,882	$-	$49,651,882
Exchange Traded Funds	7,481,690	-	-	7,481,690
Short-Term Investments	10,465,381	-	-	10,465,381
Total	$17,947,071	$49,651,882	$-	$67,598,953

See the Schedule of Investments for further disaggregation of investment categories. For the period ended October 31, 2022, the High Yield Opportunities Fund did not recognize any transfers to or from Level 3. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/22
Common Stocks	$27,780	$–	($386,926)	$462,690	$–	($103,544)	$–	$–	$–